CUSTOMER DEPOSITS	12 Months Ended
Dec. 31, 2022
Disclosure Of Customer Deposits Information Explanatory
CUSTOMER DEPOSITS

22. CUSTOMER DEPOSITS

Customer deposits consist of escrow funds payables. This is the cash held in escrow by the Company’s brokers and agents on behalf of real estate buyers. The Company recognizes a corresponding customer deposit liability until the funds are released.

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021